Note 5 - Allowance for Loan Losses (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Allowance for Loan Losses, Loss History Period, Number of Quarters	16	16	8
Allowance for Credit Losses, Change in Method of Calculating Impairment				$ 114,144		$ 1,621,424
Loan Balance For Reviewing High Risk Loans Minimum				250,000
Loans and Leases Receivable, Gross			$ 758,635,595	765,283,855	$ 754,283,563
Loans and Leases Receivable, Allowance			8,603,905	$ 7,507,508	8,923,293		$ 8,802,316
Impaired Financing Receivable, Number of Loans Below Review Threshold				149
Impaired Financing Receivable Recorded Investment Below Review Threshold			$ 3,744,733	$ 4,335,524	4,204,156
Substandard [Member]
Loans and Leases Receivable, Gross				21,932,186	26,787,938
Loans Not Classified as Impaired [Member] | Substandard [Member]
Loans and Leases Receivable, Gross				9,470,621	10,786,699
Loans and Leases Receivable, Allowance				$ 1,510,868	$ 632,706